LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2014	2015
	RMB	RMB
Deposits paid to airline suppliers	128,845,051	141,890,707
Prepayments for purchase of long lived assets	—	120,699,207
Deposits paid to hotel suppliers	42,495,335	118,851,829
Deposits paid to lessor	16,165,551	40,360,900
Deposits paid to travel bureau	1,387,812	2,586,292
Others	36,375,314	62,397,033

Total	225,269,063	486,785,968